Loss per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted share units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	489,088	1,214,951	859,331
Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	1,492,307	1,492,307	1,492,307
Private Placement Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	3,216,617